Call Money And Funds Purchased (Summary Of Funds Transactions) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Call Loans And Funds Sold And Call Money And Funds Purchased [Line Items]
Outstanding at end of fiscal year, Amount	¥ 3,417,455	¥ 4,010,582
Outstanding at end of fiscal year, Principal range of maturities	1 day to 30 days	1 day to 30 days
Outstanding at end of fiscal year, Weighted average interest rate	0.18%	0.18%